Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Results of Discontinued Operation
The financial results of Darlot were presented as a discontinued operation in the consolidated financial statements.

UNITED STATES DOLLAR
2017
Below is a summary of the results of the discontinued operation for the year ended 31 December:
Revenue	49.0
Cost of sales	(50.7)

Cost of sales before gold inventory change and amortisation and depreciation	(46.3)
Gold inventory change	(0.9)
Amortisation and depreciation	(3.5)

Other costs, net	(1.9)

Loss before royalties and taxation	(3.6)
Royalties	(1.1)

Loss before taxation	(4.7)
Mining and income taxation	1.4

Loss for the year from operating activities	(3.3)
Gain on sale of discontinued operation	23.5
Income tax on gain on sale of discontinued operation	(7.1)

Profit from discontinued operation, net of tax	13.1

Summary of Assets and Liabilities of Discontinued Operation
	2017
	US$	A$
Below is a summary of assets and liabilities of the discontinued operation at 2 October 2017:
Property, plant and equipment	3.3	4.3
Inventories	7.2	9.4
Trade and other receivables	0.1	0.1
Trade and other payables	(8.7)	(11.3)
Environmental rehabilitation costs provision	(12.9)	(16.9)
Net liabilities	(11.0)	(14.4)
Total consideration received less costs to sell 1	12.5	16.4
Gain on sale of discontinued operations	23.5	30.8

1	Due to the discounting of the deferred consideration and the transaction costs incurred, the total consideration of A$16.4 million used in the determination of the gain on sale of discontinued operations is less than the A$18.5 million per the agreement.

Assets Held for Sale	The costs associated with the termination of the contract include:

		2019
	Notes	US$
Amount recognised as assets held for sale:
Mining fleet 1	12.2	31.2

		31.2

Amount recognised in profit or loss:
Premium on mining fleet - 25% 1		7.8
Demobilisation costs		1.3
Early termination payment (paid before 31 December 2019)		4.0

	7	13.1

Amount recognised in trade and other payables:
Mining fleet1		31.2
Premium on mining fleet - 25%1		7.8
Demobilisation costs		1.3

	27	40.3

1	This is based on the market value of the fleet.